Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic And Diluted Net Loss Per Share [Abstract]
Weighted average shares outstanding – dilutive	157,317,695	67,255,538
Diluted net loss per share	$ (0.73)	$ (1.18)